FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153

13F File Number:  028-11212

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

November 14, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $585,190 (thousands)

List of Other Included Managers:

        No.     Form 13F File No.       Name
        ---     -----------------       ----
        1.      028-10402               Balyasny Asset Management L.P.


                                                                LUXOR CAPITAL GROUP, LP
                                                    FORM 13F INFORMATION TABLE FOR QUARTER ENDED 9/30/07

COLUMN 1                  COLUMN 2           COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
--------                 ----------          --------  ----------        ---------       ----------  ----------       ---------
                           TITLE OF                       VALUE     SHRS OR   SH/  CALL/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS             CUSIP     (X$1000)    PRN AMT   PRN  PUT   DISCRETION  MANAGERS     SOLE   SHARED NONE
--------------            ---------           -----    ----------  --------- ----- ----- ----------  --------     ----   ------ ----
ALLIANCE ONE INTL INC        COM              018772103       94       14,417  SH        SOLE                     14,417       0 0
ALLIANCE ONE INTL INC        COM              018772103        4          683  SH        SHARED-OTHER    1             0     683 0
CORUS BANKSHARES INC         COM              220873953      411       31,600  SH  PUT   SOLE                     31,600       0 0
CORUS BANKSHARES INC         COM              220873953       18        1,400  SH  PUT   SHARED-OTHER    1             0   1,400 0
E M C CORP MASS              COM              268648102    9,697      466,218  SH        SOLE                    466,218       0 0
E M C CORP MASS              COM              268648102      458       22,027  SH        SHARED-OTHER    1             0  22,027 0
EBIX INC                     COM NEW          278715206   24,204      500,000  SH        SOLE                    500,000       0 0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1  29257MAB6    9,456   11,325,000  PRN       SOLE                 11,325,000       0 0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1  29257MAB6        5        6,000  PRN       SHARED-OTHER    1             0   6,000 0
ENDEAVOUR INTL CORP          COM              29259G101    1,460    1,291,671  SH        SOLE                  1,291,671       0 0
FIRSTFED FINL CORP           COM              337907109      949       19,148  SH        SOLE                     19,148       0 0
FIRSTFED FINL CORP           COM              337907109       42          852  SH        SHARED-OTHER    1             0     852 0
FLOTEK INDS INC DEL          COM              343389102    2,973       67,339  SH        SOLE                     67,339       0 0
FLOTEK INDS INC DEL          COM              343389102      135        3,061  SH        SHARED-OTHER    1             0   3,061 0
GENERAL MARITIME CORP        SHS              Y269M103        56        1,993  SH        SOLE                      1,993       0 0
GENOMIC HEALTH INC           COM              37244C101   17,213      896,973  SH        SOLE                    896,973       0 0
GENOMIC HEALTH INC           COM              37244C101      841       43,807  SH        SHARED-OTHER    1             0  43,807 0
GULFPORT ENERGY CORP         COM NEW          402635304   43,862    1,853,827  SH        SOLE                  1,853,827       0 0
GULFPORT ENERGY CORP         COM NEW          402635304    1,511       63,847  SH        SHARED-OTHER    1             0  63,847 0
ICONIX BRAND GROUP INC       COM              451055107   42,152    1,771,821  SH        SOLE                  1,771,821       0 0
ICONIX BRAND GROUP INC       COM              451055107    1,997       83,937  SH        SHARED-OTHER    1             0  83,937 0
INDUSTRIAL SVCS AMER INC FLA COM              456314103      603       55,659  SH        SOLE                     55,659       0 0
INDYMAC BANCORP INC          COM              456607950    6,743      285,600  SH  PUT   SOLE                    285,600       0 0
INDYMAC BANCORP INC          COM              456607950      309       13,100  SH  PUT   SHARED-OTHER    1             0  13,100 0
KODIAK OIL & GAS CORP        COM              50015Q100    3,038      920,500  SH        SOLE                    920,500       0 0
LANDAMERICA FINL GROUP INC   COM              514936103      933       23,935  SH        SOLE                     23,935       0 0
LANDAMERICA FINL GROUP INC   COM              514936103       42        1,065  SH        SHARED-OTHER    1             0   1,065 0
MAXXAM INC                   COM              577913106   19,628      687,480  SH        SOLE                    687,480       0 0
MICROSOFT CORP               COM              594918904    8,216      278,900  SH  CALL  SOLE                    278,900       0 0
NORTEL INVERSORA S A         SPON ADR PFD B   656567401    1,481       70,000  SH        SOLE                     70,000       0 0
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106       27          142  SH        SOLE                        142       0 0
RTI INTL METALS INC          COM              74973W107   41,655      525,546  SH        SOLE                    525,546       0 0
RTI INTL METALS INC          COM              74973W107    1,834       23,138  SH        SHARED-OTHER    1             0  23,138 0
SILICON GRAPHICS INC         COM NEW          827056300      220       11,130  SH        SOLE                     11,130       0 0
ST JOE CO                    COM              790148100   12,963      385,684  SH        SOLE                    385,684       0 0
ST JOE CO                    COM              790148100      670       19,939  SH        SHARED-OTHER    1             0  19,939 0
SUNTECH PWR HLDGS CO LTD     COM              86800C954    3,990      100,000  SH  PUT   SOLE                    100,000       0 0
SYNALLOY CP DEL              COM              871565107       95        4,488  SH        SOLE                      4,488       0 0
SYNALLOY CP DEL              COM              871565107        4          203  SH        SHARED-OTHER    1             0     203 0
SYNTA PHARMACEUTICALS CORP   COM              87162T206   13,687    2,106,589  SH        SOLE                  2,106,589       0 0
TEEKAY CORPORATION           COM              Y8564W903    8,510      144,700  SH  CALL  SOLE                    144,700       0 0
TEEKAY CORPORATION           COM              Y8564W903      312        5,300  SH  CALL  SHARED-OTHER    1             0   5,300 0
TEEKAY CORPORATION           COM              Y8564W103  136,250    2,316,791  SH        SOLE                  2,316,791       0 0
TEEKAY CORPORATION           COM              Y8564W103    5,824       99,025  SH        SHARED-OTHER    1             0  99,025 0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN   Y8565J101   21,819      770,983  SH        SOLE                    770,983       0 0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN   Y8565J101    1,072       37,888  SH        SHARED-OTHER    1             0  37,888 0
TITAN INTL INC ILL           COM              88830M102   80,659    2,526,912  SH        SOLE                  2,526,912       0 0
TITAN INTL INC ILL           COM              88830M102    3,883      121,642  SH        SHARED-OTHER    1             0 121,642 0
TYCO INTL LTD BERMUDA        COM              G9143X908   25,890      583,900  SH  CALL  SOLE                    583,900       0 0
TYCO INTL LTD BERMUDA        COM              G9143X908    1,246       28,100  SH  CALL  SHARED-OTHER    1             0  28,100 0
XENOPORT INC                 COM              98411C100   24,841      527,976  SH        SOLE                    527,976       0 0
XENOPORT INC                 COM              98411C100    1,210       25,722  SH        SHARED-OTHER    1             0  25,722 0

                                                         585,190
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